Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Nature of Business and Basis of Presentation [Abstract]
Nature of business
1.	Nature of business

Satélites Mexicanos, S. A. de C. V. and subsidiaries (“Satmex” or the Company) is a provider of fixed satellite services in the Americas. Satmex’s current fleet is comprised of three satellites, Satmex 6, Satmex 5, and Solidaridad 2 in contiguous orbital slots that enable its customers to effectively serve its entire coverage footprint utilizing a single satellite connection.

Satmex primarily provides commercial satellite services through Satmex 6 and Satmex 5, which have a total of 108 C- and Ku-band 36 MHz transponder equivalents. Satmex has started construction and entered into a launch services agreement for a new satellite, Satmex 8, which will replace Satmex 5. Satmex anticipates that construction of Satmex 8 will be completed by July 2012 and that Satmex 8 will be in-service by the end of 2012. In March 2008, Solidaridad 2 was placed in inclined orbit. It primarily provided L-band service to the Mexican government for national security and social services. On June 1, 2011, Satmex received the results of an independent study and based on such study Satmex has decided to de-orbit the satellite. Satmex intends to pursue plans for a new satellite, Satmex 7, to occupy the orbital slot of Solidaridad 2 and offer both C- and Ku-band services. In the interim, Satmex anticipates transferring Satmex 5 to the Solidaridad 2 orbital slot once Satmex 8 is in orbit.

Satmex also offers the programming distribution services segment to offer TV programs in Spanish for Hispanic communities living in the United States of America (“USA”). Through one of its subsidiaries, the Company also provides other broadband satellite transmission capacity services for various applications, such as internet access via satellite, telecommunication transmission and broadcasting.

1.	Nature of business

Satélites Mexicanos, S. A. de C. V. and subsidiaries (“Satmex” and together with its subsidiaries, the “Company”) is a provider of fixed satellite services (“FSS”) in the Americas. Satmex’s current fleet is comprised of three satellites, Satmex 6, Satmex 5, and Solidaridad 2 in contiguous orbital slots that enable its customers to effectively serve its entire coverage footprint utilizing a single satellite connection. Satmex’s business provides mission-critical communication services to a diverse range of customers, including large telecommunications companies, private and state-owned broadcasting networks, cable and direct-to-home satellite television operators, and public and private telecommunications networks operated by financial, industrial, transportation, tourism, educational and media companies as well as governmental entities. Satmex provides services primarily to three types of customers: data, voice-over IP networks and video.

Satmex primarily provides commercial FSS through Satmex 6 and Satmex 5, which have a total of 108 C- and Ku-band 36 MHz transponder equivalents. Satmex has started construction and entered into a launch services agreement for a new satellite, Satmex 8, which will replace Satmex 5. Satmex anticipates that Satmex 8 will be in-service by the end of 2012. In March 2008, Solidaridad 2 was placed in inclined orbit. It primarily provided L-band service to the Mexican government for national security and social services. As of December 31, 2010, Satmex estimated that Solidaridad 2 could remain in inclined orbit for 2.5 years but in early 2011 Satmex began to suspect that it had less propellant than needed to continue to operate in inclined orbit for that period. On June 1, 2011, Satmex received the results of an independent study and based on such study Satmex has decided to de-orbit the satellite. On March 13, 2012, Satmex entered into a definitive construction agreement with Boeing for the design, construction and delivery of a new satellite, Satmex 7, which will occupy the orbital slot of Solidaridad 2 and offer both C- and Ku-band services. In the interim, Satmex anticipates transferring Satmex 5 to the Solidaridad 2 orbital slot once Satmex 8 is in orbit.

Satmex operates and monitors satellite fleet from two specialized earth stations or satellite control centers, located in Iztapalapa, Mexico, and Hermosillo, Mexico.

In addition to the core FSS business, which is reported as “Satellite services” segment, Satmex also offers the programming distribution services segment to offer TV programs in Spanish for Hispanic communities living in the United States of America (“USA”). Through one of its subsidiaries, the Company also provides other broadband satellite transmission capacity services for various applications, such as internet access via satellite, telecommunication transmission and broadcasting